                                         As filed pursuant to Rule 497
                                         under the Securities Act of 1933
                                         Registration No. 033-86642 and 811-8874


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT FOUR
-------------------------------------------------------------------------------
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2002

               THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

Purchasing an Anchor Advisor Variable Annuity: The following sentence is added to the end of the first paragraph at the top of page 8:

WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PRE-APPROVAL IS REQUIRED, AT ANY TIME.

The following should be inserted following the 6th paragraph in the "Transfers During the Accumulation Phase" section on page 10 of the prospectus:

Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. Mail, telephone, facsimile or internet. Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"). If received after 1:00 p.m. PST, the request will be processed on the next business day. This policy will apply beginning September 16, 2002 through your next contract anniversary and then during each contract year thereafter. Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing programs will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for transfers over 15 (see DOLLAR COST AVERAGING on page 10).

Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

        - the dollar amount of the transfer;

        - the total assets of the Variable Portfolio involved in the transfer;

        - the number of transfers completed in the current calendar quarter; or

        - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The following paragraph and heading supplements the Investment Charges section on page 15 of the prospectus and is added as the second paragraph of that section:

        12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE ANCHOR SERIES TRUST AND/OR THE SUNAMERICA SERIES TRUST.

Date: September 16, 2002

                Please keep this Supplement with your Prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT FOUR
--------------------------------------------------------------------------------
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2002

               THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS.

Purchasing an Anchor Advisor Variable Annuity: The following sentence is added to the end of the first paragraph at the top of page 8:

WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PRE-APPROVAL IS REQUIRED, AT ANY TIME.

The following should be inserted following the 6th paragraph in the "Transfers During the Accumulation Phase" section on page 10 of the prospectus:

Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. Mail, telephone, facsimile or internet. Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"). If received after 1:00 p.m. PST, the request will be processed on the next business day. This policy will apply beginning September 16, 2002 through your next contract anniversary and then during each contract year thereafter. Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing programs will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for transfers over 15 (see DOLLAR COST AVERAGING on page 10).

Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

        - the dollar amount of the transfer;

        - the total assets of the Variable Portfolio involved in the transfer;

        - the number of transfers completed in the current calendar quarter; or

        - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The paragraph and heading titled "Service Fees" on page 15 of the prospectus is replaced in its entirety with the following:

        12B-1 FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.15% fee applicable to the Class B shares of SAST and the Anchor Series Trust and the 0.25% fee applicable to the Class II shares of the Van Kampen Life Investment Trust is generally used to pay financial intermediaries for services provided over the life of your contract. If you purchased your contract prior to July 9, 2001, your contract is not subject to this fee.

FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE ANCHOR SERIES TRUST, SUNAMERICA SERIES TRUST, AND/OR VAN KAMPEN LIFE INVESTMENT TRUST..

Date: September 16, 2002

                Please keep this Supplement with your Prospectus.